PROPERTY AND EQUIPMENT (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Processing and Rail Facilities [Member]
Estimated useful lives	20 years	5 years
Surface Equipment [Member]
Estimated useful lives	7 years	20 years
Underground Equipment [Member]
Estimated useful lives	5 years	7 years
Mining Rights [Member]
Estimated useful lives	5 years